Cash Flow Reconciliations - Reconciliation of equity offerings arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	$ 141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	139,222
Offering costs	(2,032)	$ (442)	$ (1,839)
Net proceeds from equity offerings at the end of the year	278,585
Non-cash items
Offering costs	(359)
Net proceeds from equity offerings at the end of the year	(359)
Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	139,222
Offering costs	(2,391)
Net proceeds from equity offerings at the end of the year	$ 278,226